Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 24,706	$ 17,261
Short-term deposits	105,924	124,759
Trade accounts receivable	10,021	14,642
Prepaid expenses and other current assets	3,972	4,196
Inventories	14,070	13,836
TOTAL CURRENT ASSETS	158,693	174,694
LONG-TERM ASSETS:
Property and equipment, net	2,666	2,954
Operating lease right-of-use assets	6,777	2,202
Intangible assets	5,172
Goodwill	1,847
Other assets	633	708
TOTAL LONG-TERM ASSETS	17,095	5,864
TOTAL ASSETS	175,788	180,558
CURRENT LIABILITIES:
Trade accounts payable	3,532	4,950
Accrued compensation	4,240	4,257
Current maturities of operating leases liabilities	2,852	1,766
Other current liabilities	5,720	4,958
TOTAL CURRENT LIABILITIES	16,344	15,931
LONG-TERM LIABILITIES:
Forfeiture Shares, no par value: 1,006,250 shares authorized, issued and outstanding as of June 30, 2024, and December 31, 2023	3	38
Non-current operating leases liabilities	3,774	190
Earnout liability	2,064
Other long-term liabilities	75	95
TOTAL LONG-TERM LIABILITIES	5,916	323
TOTAL LIABILITIES	22,260	16,254
COMMITMENTS AND CONTINGENT LIABILITIES (note 7)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of June 30, 2024, and December 31, 2023; 105,574,104, and 98,876,266 (excluding 1,006,250 ordinary shares subject to forfeiture) shares issued and outstanding as of June 30, 2024, and December 31, 2023, respectively	49	49
Additional paid-in capital	349,726	341,591
Accumulated deficit	(196,247)	(177,336)
TOTAL SHAREHOLDERS’ EQUITY	153,528	164,304
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 175,788	$ 180,558